Per share amounts (Tables)	12 Months Ended
Dec. 31, 2017
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share

	2017	2016

Basic loss per share computation

Net loss attributable to equity holders	$(204,942)	$(61,611)

Weighted average common shares outstanding	395,793	395,793

Basic loss per common share	$(0.52)	$(0.16)

Diluted loss per share computation

Net loss attributable to equity holders	$(204,942)	$(61,611)

Weighted average common shares outstanding	395,793	395,793
Dilutive effect of stock options	-	-

Weighted average common shares outstanding, assuming dilution	395,793	395,793

Diluted loss per common share	$(0.52)	$(0.16)